Stockholder’s Equity (Details) - Schedule of Stock Option Activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Stock Option Activity [Line Items]
Stock Options Outstanding, Outstanding Beginning Balance | shares	185,231
Weighted Average Exercise Price, Outstanding Beginning Balance | $ / shares	$ 1.37
Stock Options Outstanding, Granted | shares	2,173,693
Weighted Average Exercise Price, Granted | $ / shares	$ 6.67
Stock Options Outstanding, Forfeited | shares	(267,072)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 6.56
Stock Options Outstanding, Exercised | shares	(12,866)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.88
Stock Options Outstanding, Outstanding Ending Balance | shares	2,078,986
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 6.25